Debt (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Nov. 24, 2021	Jul. 20, 2021	Jan. 05, 2021	Apr. 28, 2020	Oct. 01, 2018	Sep. 30, 2022	Dec. 31, 2021	Jun. 14, 2022	Mar. 15, 2021
Short-Term Debt [Line Items]
Debt term					36 months
Debt interest rate					10.00%
Wells Fargo [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit						$ 47,000
Two Thousand And Twenty Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				$ 400,000
Debt forgiven amount percentage				60.00%
Debt instrument, decrease, forgiveness			$ 400,000
Two Thousand And Twenty One Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount									$ 500,000
Debt instrument, decrease, forgiveness	$ 500,000						$ 500,000
Loans Payable								$ 500,000
Business Loan [Member] | Loan Authorization And Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 350,000
Debt principal and interest		$ 1,754
Debt term		30 years
Debt interest rate		3.75%
Personal Loans [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 350,000
Debt Instrument, Payment Terms						The Company agreed to repay the outstanding balance of the Personal Loans in (i) 24 equal monthly installments beginning September 1, 2022 and each month thereafter until paid in full as one prior owner’s portion of the Personal Loans totaling $157,000, and (ii) for the other owner’s portion of the Personal Loans totaling $193,000
Due to related parties						$ 235,000